Acquisitions, divestment of product rights and out-licensing (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations, Asset Acquisitions and Disposals [Abstract]
Purchase price allocation for business combinations

($ millions)	Preliminary PPA	Measurement period adjustments	Updated preliminary PPA
Current marketed products	185	5	190
Deferred tax assets	9	—	9
Inventories	5	(2)	3
Trade receivables	2	—	2
Cash and cash equivalents	1	—	1
Other current assets	1	—	1
Deferred tax liabilities	(42)	(2)	(44)
Trade payables	(2)	—	(2)
Provisions and other current liabilities	(3)	1	(2)
Net identifiable assets acquired	156	2	158
Goodwill	42	(4)	38
Net assets acquired as a result of business combination	198	(2)	196

Cash paid at closing	126	(1)	125
Cash expected to be paid after closing	2	(1)	1
Previously-held FVOCI financial investment	16	—	16
Contingent consideration	54	—	54
Total acquisition date fair value of consideration	198	(2)	196

($ millions)	Preliminary PPA	Measurement period adjustments	Final PPA
Property, plant and equipment	3	—	3
Right-of-use assets	6	—	6
Current marketed products	105	(40)	65
Acquired IPR&D	825	(5)	820
Deferred tax assets	43	(3)	40
Other current assets	6	—	6
Cash and cash equivalents	26	—	26
Non-current lease liabilities	(4)	—	(4)
Non-current financial debts	(1)	—	(1)
Deferred tax liabilities	(212)	10	(202)
Current financial debts	(34)	—	(34)
Current lease liabilities	(2)	—	(2)
Current income tax liabilities	(1)	—	(1)
Trade payables	(3)	—	(3)
Provisions and other current liabilities	(14)	3	(11)
Net identifiable assets acquired	743	(35)	708
Goodwill	140	35	175
Non-controlling interests	(27)	—	(27)
Net assets acquired as a result of business combination	856	—	856

Cash paid at closing	522	—	522
Previously-held investment in associated company	334	—	334
Total acquisition date fair value of consideration	856	—	856

($ millions)	Final PPA
Property, plant and equipment	1
Right-of-use assets	1
Current marketed products	4
Acquired IPR&D	33
Inventories	1
Cash and cash equivalents	6
Other assets	1
Deferred tax liabilities	(11)
Lease liabilities	(1)
Trade payables	(1)
Provisions and other current liabilities	(1)
Net identifiable assets acquired	33
Goodwill	90
Net assets acquired as a result of business combination	123

Cash paid at closing	78
Cash expected to be paid after closing	2
Previously-held FVOCI financial investment	11
Previously-held commercialization rights in intangible assets	9
Contingent consideration	9
Previously-held investment in associated company	14
Total acquisition date fair value of consideration	123
The below table summarizes the PPA for the BELKIN business combination which was finalized in the third quarter of 2024.

($ millions)	Final PPA
Property, plant and equipment	1
Currently marketed products	75
Deferred tax assets	6
Inventories	3
Cash and cash equivalents	3
Other current assets	2
Deferred tax liabilities	(17)
Provisions and other current liabilities	(1)
Net identifiable assets acquired	72
Goodwill	20
Net assets acquired as a result of business combination	92

Cash paid at closing	64
Cash expected to be paid after closing	2
Previously-held FVOCI financial investments	20
Contingent consideration	6
Total acquisition date fair value of consideration	92

Disclosure of details of subsidiaries
The below table summarizes movements in the non-controlling interests on a fully diluted basis from the acquisition date to the end of the reporting period.

($ millions unless indicated otherwise)	Non-controlling interests (%)	Non-controlling interests
Initial recognition at acquisition date	15%	27
Changes in non-controlling interests	(14)%	(26)
Non-controlling interests as of December 31, 2025	1%	1
The following table lists the subsidiaries of Alcon Inc. with Total assets or Net sales in excess of $5 million included in the Consolidated Financial Statements at and for the year ended December 31, 2025, respectively. The equity interest percentage shown in the table represents Alcon's share in voting rights in those entities. Unless otherwise stated, each entity has share capital consisting of equity held directly by the Company or another of its consolidated subsidiaries.

Country of organization/Entity name	Place of business	Equity interest
Argentina
Alcon Laboratorios Argentina S.A.	Buenos Aires	100%
Australia
Alcon Laboratories (Australia) Pty Ltd	Macquarie Park	100%
Cylite Pty Ltd.	Mulgrave	100%
Austria
Alcon Ophthalmika GmbH	Wien	100%
Belgium
Alcon Laboratories Belgium BVBA	Puurs	100%
Alcon NV	Mechelen	100%
Brazil
Alcon Brasil Cuidados com a Saúde Ltda.	São Paulo	100%
Canada
Alcon Canada Inc.	Mississauga, Ontario	100%
Cayman Islands
Aerie Pharmaceuticals Limited	Grand Cayman	100%
Chile
Alcon Laboratorios Chile Ltd.	Santiago de Chile	100%
China
Alcon (China) Ophthalmic Product Co., Ltd.	Beijing	100%
Alcon Hong Kong Limited	Hong Kong	100%
Colombia
Laboratorios Alcon de Colombia S.A.	Santafé de Bogotá	100%
Czech Republic
Alcon Pharmaceuticals (Czech Republic) s.r.o.	Prague	100%
Denmark
Alcon Nordic A/S	Copenhagen	100%
Ecuador
AlconLab Ecuador S.A.	Quito	100%
France
Laboratoires Alcon S.A.S.	Rueil-Malmaison	100%
Germany
Alcon Deutschland GmbH	Freiburg im Breisgau	100%
CIBA Vision GmbH	Grosswallstadt	100%
WaveLight GmbH	Erlangen	100%
Greece
Alcon Laboratories Hellas- Single Member Commercial and Industrial S.A.C.I.	Maroussi, Athens	100%
Hungary
Alcon Hungary Pharmaceuticals Trading Limited Liability Company	Budapest	100%
India
Alcon Laboratories (India) Private Limited	Bangalore	100%
Indonesia
PT. CIBA Vision Batam	Batam	100%
Ireland
Alcon Laboratories Ireland Limited	Cork City	100%
Aerie Pharmaceuticals Ireland Limited	Athlone	100%
Israel
BELKIN Vision Ltd.	Yavne	100%
Italy
Alcon Italia S.p.A.	Milano	100%

Country of organization/Entity name	Place of business	Equity interest
Japan
Alcon Japan Ltd.	Tokyo	100%
Malaysia
Alcon Laboratories (Malaysia) Sdn. Bhd.	Petaling Jaya	100%
CIBA Vision Johor Sdn. Bhd.	Johor	100%
Mexico
Alcon Laboratorios, S.A. de C.V.	Ciudad de Mexico	100%
Netherlands
Alcon Finance B.V.	Amsterdam	100%
Alcon Nederland B.V.	Utrecht	100%
New Zealand
Alcon Laboratories (New Zealand) Ltd.	Remuera	100%
Panama
Alcon Centroamerica S.A.	Panama City	100%
Peru
Alcon Pharmaceutical del Peru S.A.	Lima	100%
Philippines
Alcon Laboratories (Philippines), Inc.	Pasig City	100%
Poland
Alcon Polska Sp. z o.o.	Warszawa	100%
Portugal
Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda.	Oeiras	100%
Puerto Rico
Alcon (Puerto Rico), Inc.	Cataño, PR	100%
Romania
Alcon Romania S.R.L.	Bucharest	100%
Russian Federation
Alcon Farmacevtika LLC	Moscow	100%
Singapore
Alcon Pte Ltd	Singapore	100%
Alcon Singapore Manufacturing Pte Ltd	Singapore	100%
CIBA Vision Asian Manufacturing and Logistics Pte Ltd.	Singapore	100%
South Africa
Alcon Laboratories (South Africa) (Pty) Ltd.	Midrand	100%
South Korea
Alcon Korea Ltd.	Seoul	100%
Spain
Alcon Healthcare S.A.	Barcelona	100%
Switzerland
Alcon Grieshaber AG	Schaffhausen	100%
Alcon Management SA	Vernier	100%
Alcon Pharmaceuticals Ltd	Fribourg	100%
Alcon Services AG	Fribourg	100%
Alcon Switzerland SA	Fribourg	100%
Thailand
Alcon Laboratories (Thailand) Limited	Bangkok	100%
Turkey
Alcon Laboratuvarlari Ticaret A.S.	Istanbul	100%
Ukraine
Alcon Ukraine LLC	Kiev	100%
United Kingdom
Alcon Eye Care UK Limited	Frimley/Camberley	100%
United States of America
Aerie Distribution, Inc.	Fort Worth, TX	100%
Aerie Pharmaceuticals, Inc.	Fort Worth, TX	100%
Alcon Finance Corporation	Fort Worth, TX	100%

Country of organization/Entity name	Place of business	Equity interest
Alcon Laboratories, Inc.	Fort Worth, TX	100%
Alcon RefractiveHorizons, LLC	Fort Worth, TX	100%
Alcon Research, LLC	Fort Worth, TX	100%
Alcon Vision, LLC	Fort Worth, TX	100%
CIBA Vision, LLC	Fort Worth, TX	100%
WaveLight, Inc.	Fort Worth, TX	100%
Aurion Biotech, Inc.	Seattle, WA	99%
Ivantis, Inc.	Fort Worth, TX	100%
LumiThera, Inc.	Poulsbo, WA	100%
MDBackline, Inc.	Fort Worth, TX	100%
PowerVision, Inc.	Fort Worth, TX	100%
TrueVision Systems, Inc.	Fort Worth, TX	100%
Uruguay
Alcon Laboratorios Uruguay S.A.	Montevideo	100%